UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: August 31

Date of reporting period: November 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Growth Fund

Portfolio of Investments	November 30, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.4%

	COMMON STOCKS – 99.4%

	Aerospace & Defense – 3.1%

6,789	Boeing Company	$1,022,152

1,897	TransDigm Group Inc., (2)	476,963
	Total Aerospace & Defense	1,499,115

	Air Freight & Logistics – 2.1%

7,310	C.H. Robinson Worldwide, Inc.	547,154

9,414	Expeditors International of Washington, Inc.	496,494
	Total Air Freight & Logistics	1,043,648

	Banks – 1.0%

5,860	JPMorgan Chase & Co.	469,796

	Beverages – 5.8%

13,644	Coca-Cola Company	550,535

6,773	Dr. Pepper Snapple Group	587,490

17,024	PepsiCo, Inc.	1,704,102
	Total Beverages	2,842,127

	Biotechnology – 6.5%

10,234	Amgen Inc.	1,474,412

3,752	Biogen Inc., (2)	1,103,351

8,115	Gilead Sciences, Inc.	598,076
	Total Biotechnology	3,175,839

	Communication Equipment – 1.1%

3,783	F5 Networks, Inc., (2)	532,457

	Construction & Engineering – 1.0%

3,425	Valmont Industries, Inc.	509,983

	Construction Materials – 1.3%

6,479	Eagle Materials Inc.	629,759

	Diversified Telecommunication Services – 2.0%

19,258	Verizon Communications Inc.	960,974

	Food & Staples Retailing – 4.2%

21,722	Sysco Corporation	1,156,697

10,755	Walgreens Boots Alliance Inc.	911,271
	Total Food & Staples Retailing	2,067,968

	Food Products – 1.3%

11,113	Tyson Foods, Inc., Class A	631,330

NUVEEN	1

Nuveen Growth Fund (continued)

Portfolio of Investments	November 30, 2016 (Unaudited)

Shares	Description (1)	Value

	Health Care Providers & Services – 13.9%

7,886	Aetna Inc.	$1,031,804

9,279	AmerisourceBergen Corporation	723,669

5,764	Anthem Inc.	821,543

13,337	Cardinal Health, Inc.	947,060

16,405	Express Scripts, Holding Company, (2)	1,244,811

4,866	McKesson HBOC Inc.	699,780

8,169	UnitedHealth Group Incorporated	1,293,316
	Total Health Care Providers & Services	6,761,983

	Health Care Technology – 1.0%

10,767	Veeva Systems Inc., Class A Shares, (2)	500,450

	Hotels, Restaurants & Leisure – 10.7%

9,054	Brinker International Inc.	480,858

3,375	Dominos Pizza Inc.	567,135

7,115	Marriott International, Inc., Class A	560,520

13,836	McDonald’s Corporation	1,650,220

2,295	Panera Bread Company, (2)	486,793

3,213	Vail Resorts, Inc.	508,939

14,874	YUM! Brands, Inc.	942,863
	Total Hotels, Restaurants & Leisure	5,197,328

	Industrial Conglomerates – 1.1%

4,767	Carlisle Companies Inc.	534,714

	Insurance – 1.3%

5,179	Reinsurance Group of America Inc.	632,097

	Internet Software & Services – 3.6%

2,276	Alphabet Inc., Class A, (2)	1,765,903

	IT Services – 8.4%

6,246	Henry Jack and Associates Inc.	539,904

18,799	MasterCard, Inc.	1,921,258

21,391	Visa Inc.	1,653,952
	Total IT Services	4,115,114

	Machinery – 2.3%

3,880	Parker Hannifin Corporation	539,048

6,622	Wabtec Corporation	560,685
	Total Machinery	1,099,733

	Media – 7.9%

7,132	Comcast Corporation, Class A	495,745

8,676	Discovery Communications Inc., Class A Shares, (2)	235,033

12,880	Omnicom Group, Inc.	1,119,787

2	NUVEEN

Shares	Description (1)			Value

	Media (continued)

6,993	Scripps Networks Interactive, Class A Shares			$484,335

6,709	Time Warner Inc.			616,020

12,571	Viacom Inc., Class B			471,161

4,421	Walt Disney Company			438,210
	Total Media			3,860,291

	Multiline Retail – 1.9%

11,914	Target Corporation			920,237

	Semiconductors & Semiconductor Equipment – 2.6%

18,488	QUALCOMM, Inc.			1,259,587

	Software – 3.7%

4,786	Intuit, Inc.			544,073

20,756	Microsoft Corporation			1,250,757
	Total Software			1,794,830

	Specialty Retail – 6.5%

16,931	Home Depot, Inc.			2,190,871

6,831	Lowe’s Companies, Inc.			481,927

15,014	Urban Outfitters, Inc., (2)			474,443
	Total Specialty Retail			3,147,241

	Technology Hardware, Storage & Peripherals – 4.3%

19,079	Apple, Inc.			2,108,611

	Tobacco – 0.8%

6,483	Altria Group, Inc.			414,458
	Total Long-Term Investments (cost $41,670,808)			48,475,573

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.4%

	REPURCHASE AGREEMENTS – 0.4%

$228	Repurchase Agreement with Fixed Income Clearing Corporation, dated 11/30/16 repurchase price $228,010, collateralized by $205,000 U.S. Treasury Bonds, 3.750%, due 11/15/43, value $236,263	0.030%	12/01/16	$228,009
	Total Short-Term Investments (cost $228,009)			228,009
	Total Investments (cost $41,898,817) – 99.8%			48,703,582
	Other Assets Less Liabilities – 0.2%			75,089
	Net Assets – 100%			$48,778,671

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from

NUVEEN	3

Nuveen Growth Fund (continued)

Portfolio of Investments	November 30, 2016 (Unaudited)

sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$48,475,573	$—	$—	$48,475,573
Short-Term Investments:
Repurchase Agreements	—	228,009	—	228,009
Total	$48,475,573	$228,009	$—	$48,703,582

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2016, the cost of investments was $42,130,090.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2016, were as follows:

Gross unrealized:
Appreciation	$7,534,798
Depreciation	(961,306)
Net unrealized appreciation (depreciation) of investments	$6,573,492

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

4	NUVEEN

Nuveen Equity Long/Short Fund

Portfolio of Investments	November 30, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 152.6%

	COMMON STOCKS – 152.6%

	Air Freight & Logistics – 1.2%

18,700	Expeditors International of Washington, Inc.	$986,238

	Airlines – 1.9%

8,000	Copa Holdings SA	710,960

18,000	Delta Air Lines, Inc.	867,240
	Total Airlines	1,578,200

	Auto Components – 2.5%

8,000	Lear Corporation	1,036,080

13,500	Visteon Corporation, (2)	1,062,045
	Total Auto Components	2,098,125

	Banks – 8.0%

78,200	Bank of America Corporation	1,651,584

22,600	JPMorgan Chase & Co.	1,811,842

77,400	Regions Financial Corporation	1,047,996

20,900	SunTrust Banks, Inc.	1,085,755

26,500	Synovus Financial Corp.	1,025,815
	Total Banks	6,622,992

	Biotechnology – 6.2%

8,700	Amgen Inc.	1,253,409

1,900	Biogen Inc., (2)	558,733

10,100	Celgene Corporation, (2)	1,196,951

10,100	Gilead Sciences, Inc.	744,370

4,700	Incyte Pharmaceuticals Inc., (2)	480,763

14,200	Seattle Genetics, Inc., (2)	920,302
	Total Biotechnology	5,154,528

	Building Products – 2.4%

18,900	Owens Corning	971,082

37,000	USG Corporation, (2)	1,059,680
	Total Building Products	2,030,762

	Capital Markets – 4.6%

13,100	MSCI Inc., Class A Shares	1,032,280

9,000	Raymond James Financial Inc.	647,460

8,500	S&P Global, Inc.	1,011,415

14,100	State Street Corporation	1,111,080
	Total Capital Markets	3,802,235

NUVEEN	5

Nuveen Equity Long/Short Fund (continued)

Portfolio of Investments	November 30, 2016 (Unaudited)

Shares	Description (1)	Value

	Chemicals – 3.3%

18,500	Cabot Corporation	$942,205

13,100	Celanese Corporation, Series A	1,039,092

10,000	Eastman Chemical Company	751,200
	Total Chemicals	2,732,497

	Communications Equipment – 5.2%

44,800	Cisco Systems, Inc.	1,335,936

29,400	CommScope Holding Company Inc., (2)	1,057,812

7,300	F5 Networks, Inc., (2)	1,027,475

33,100	Juniper Networks Inc.	911,574
	Total Communications Equipment	4,332,797

	Construction & Engineering – 3.6%

27,300	AECOM, (2)	992,355

28,000	Chicago Bridge & Iron Company N.V.	938,280

17,100	Jacobs Engineering Group, Inc., (2)	1,060,371
	Total Construction & Engineering	2,991,006

	Consumer Finance – 3.6%

15,900	Discover Financial Services	1,077,543

106,000	SLM Corporation	1,067,420

24,700	Synchrony Financial	853,632
	Total Consumer Finance	2,998,595

	Containers & Packaging – 4.8%

13,400	Avery Dennison Corporation	965,604

70,400	Graphic Packaging Holding Company	884,928

12,000	Packaging Corp. of America	1,017,120

21,100	WestRock Company	1,080,320
	Total Containers & Packaging	3,947,972

	Diversified Telecommunication Services – 0.5%

17,700	CenturyLink Inc.	416,304

	Electric Utilities – 0.5%

12,800	FirstEnergy Corp.	400,512

	Energy Equipment & Services – 2.6%

11,000	Baker Hughes Incorporated	707,630

14,000	Dril Quip Inc., (2)	791,700

19,300	FMC Technologies Inc., (2)	661,218
	Total Energy Equipment & Services	2,160,548

	Equity Real Estate Investment Trusts – 2.1%

10,400	American Tower Corporation, REIT	1,063,608

18,600	Tanger Factory Outlet Centers	641,142
	Total Equity Real Estate Investment Trusts	1,704,750

6	NUVEEN

Shares	Description (1)	Value

	Food & Staples Retailing – 4.1%

19,200	Sysco Corporation	$1,022,400

13,600	Walgreens Boots Alliance Inc.	1,152,328

17,800	Wal-Mart Stores, Inc.	1,253,654
	Total Food & Staples Retailing	3,428,382

	Food Products – 3.1%

6,000	JM Smucker Company	755,700

13,000	Mead Johnson Nutrition Company, Class A Shares	937,170

14,900	Tyson Foods, Inc., Class A	846,469
	Total Food Products	2,539,339

	Health Care Equipment & Supplies – 2.4%

26,500	Hologic Inc., (2)	1,014,420

13,200	Medtronic, PLC	963,732
	Total Health Care Equipment & Supplies	1,978,152

	Health Care Providers & Services – 9.9%

9,200	Aetna Inc.	1,203,728

12,700	AmerisourceBergen Corporation	990,473

7,600	Anthem Inc.	1,083,228

14,500	Express Scripts, Holding Company, (2)	1,100,260

14,400	HCA Holdings Inc., (2)	1,020,816

7,800	McKesson HBOC Inc.	1,121,718

4,300	UnitedHealth Group Incorporated	680,776

7,700	Wellcare Health Plans Inc., (2)	1,055,054
	Total Health Care Providers & Services	8,256,053

	Health Care Technology – 1.2%

21,700	Veeva Systems Inc., Class A Shares, (2)	1,008,616

	Hotels, Restaurants & Leisure – 9.3%

26,400	Aramark Holdings Corporation	908,424

19,000	Brinker International Inc.	1,009,090

14,500	Darden Restaurants, Inc.	1,062,850

5,700	Dominos Pizza Inc.	957,828

19,000	Dunkin Brands Group Inc.	1,031,510

11,900	Las Vegas Sands	745,773

6,100	Vail Resorts, Inc.	966,240

16,500	YUM! Brands, Inc.	1,045,935
	Total Hotels, Restaurants & Leisure	7,727,650

	Household Products – 1.0%

7,100	Spectrum Brands Inc.	851,219

NUVEEN	7

Nuveen Equity Long/Short Fund (continued)

Portfolio of Investments	November 30, 2016 (Unaudited)

Shares	Description (1)	Value

	Independent Power & Renewable Electricity Producers – 1.1%

76,500	AES Corporation	$875,925

	Insurance – 2.6%

11,200	Prudential Financial, Inc.	1,126,720

24,500	Unum Group	1,035,615
	Total Insurance	2,162,335

	IT Services – 1.8%

5,500	MasterCard, Inc.	562,100

16,100	Vantiv Inc., (2)	908,523
	Total IT Services	1,470,623

	Life Sciences Tools & Services – 1.2%

13,400	Quintiles Transnational Corporation, (2)	1,029,522

	Machinery – 6.2%

32,500	Allision Transmission Holdings Inc.	1,078,025

13,600	Ingersoll Rand Company Limited, Class A	1,013,744

15,300	Oshkosh Truck Corporation	1,071,000

7,500	Parker Hannifin Corporation	1,041,975

25,300	Timken Company	987,965
	Total Machinery	5,192,709

	Media – 5.5%

9,600	AMC Networks Inc., Class A Shares, (2)	530,400

18,200	CBS Corporation, Class B	1,105,104

35,100	Discovery Communications Inc., Class A Shares, (2)	950,859

34,700	Live Nation Inc., (2)	960,496

226,800	Sirius XM Holdings Inc.	1,036,476
	Total Media	4,583,335

	Metals & Mining – 1.2%

28,600	Steel Dynamics Inc.	1,014,728

	Multiline Retail – 3.8%

19,600	Kohl’s Corporation	1,055,068

17,700	Nordstrom, Inc.	989,784

14,700	Target Corporation	1,135,428
	Total Multiline Retail	3,180,280

	Oil, Gas & Consumable Fuels – 5.6%

23,800	Noble Energy, Inc.	908,208

15,500	SM Energy Company	617,830

6,200	Tesoro Corporation	504,370

14,700	Valero Energy Corporation	904,932

56,000	Whiting Petroleum Corporation, (2)	684,320

8	NUVEEN

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

23,500	World Fuel Services Corporation	$1,044,810
	Total Oil, Gas & Consumable Fuels	4,664,470

	Personal Products – 1.9%

15,500	Herbalife, Limited	759,965

15,700	Nu Skin Enterprises, Inc., Class A	819,226
	Total Personal Products	1,579,191

	Professional Services – 1.2%

12,000	Manpower Inc.	1,024,920

	Road & Rail – 1.3%

10,400	Norfolk Southern Corporation	1,107,184

	Semiconductors & Semiconductor Equipment – 6.4%

35,100	Applied Materials, Inc.	1,130,220

9,900	Lam Research Corporation	1,049,598

76,000	ON Semiconductor Corporation, (2)	895,280

17,900	QUALCOMM, Inc.	1,219,527

41,100	Teradyne Inc.	1,002,018
	Total Semiconductors & Semiconductor Equipment	5,296,643

	Software – 7.4%

21,600	Activision Blizzard Inc.	790,776

12,000	Citrix Systems, (2)	1,040,760

37,700	Microsoft Corporation	2,271,802

12,800	Red Hat, Inc., (2)	1,012,608

17,300	Synopsys Inc., (2)	1,046,304
	Total Software	6,162,250

	Specialty Retail – 8.4%

19,500	Best Buy Co., Inc.	891,150

11,600	Burlington Store Inc., (2)	1,019,872

14,200	Foot Locker, Inc.	1,017,714

29,200	Gap, Inc.	729,124

11,000	Home Depot, Inc.	1,423,400

15,600	Ross Stores, Inc.	1,054,404

25,500	Urban Outfitters, Inc., (2)	805,800
	Total Specialty Retail	6,941,464

	Technology Hardware, Storage & Peripherals – 5.6%

23,000	Apple, Inc.	2,541,960

66,600	HP Inc.	1,025,640

27,400	NCR Corporation, (2)	1,061,750
	Total Technology Hardware, Storage & Peripherals	4,629,350

NUVEEN	9

Nuveen Equity Long/Short Fund (continued)

Portfolio of Investments	November 30, 2016 (Unaudited)

Shares	Description (1)			Value

	Textiles, Apparel & Luxury Goods – 1.2%

21,300	Michael Kors Holdings Limited, (2)			$990,237

	Trading Companies & Distributors – 3.8%

26,800	HD Supply Holdings Inc., (2)			1,051,632

10,900	United Rentals Inc., (2)			1,102,099

15,300	WESCO International Inc., (2)			1,038,870
	Total Trading Companies & Distributors			3,192,601

	Wireless Telecommunication Services – 2.4%

118,000	Sprint Corporation, (2)			925,120

19,800	T-Mobile US Inc., (2)			1,073,358
	Total Wireless Telecommunication Services			1,998,478
	Total Long-Term Investments (cost $112,227,811)			126,843,717

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.4%

	REPURCHASE AGREEMENTS – 0.4%

$316	Repurchase Agreement with Fixed Income Clearing Corporation, dated 11/30/16, repurchase price $316,116, collateralized by $280,000 U.S Treasury Bonds, 3.750%, due 11/15/43, value $322,700	0.030%	12/01/16	$316,115
	Total Short-Term Investments (cost $316,115)			316,115
	Total Investments (cost $112,543,926) – 153.0%			127,159,832

Shares	Description (1)			Value

	COMMON STOCKS SOLD SHORT – (78.2)% (3)

	Aerospace & Defense – (2.7)%

(8,200)	BWX Technologies, Inc.			$(321,112)

(2,000)	General Dynamics Corporation			(350,700)

(10,000)	Hexcel Corporation			(517,200)

(2,300)	Northrop Grumman Corporation			(574,195)

(5,900)	Orbital ATK, Inc.			(503,447)
	Total Aerospace & Defense			(2,266,654)

	Airlines – (0.5)%

(7,000)	Spirit Airline Holdings, (2)			(389,200)

	Automobiles – (0.7)%

(3,200)	Tesla Motors Inc., (2)			(606,080)

	Banks – (0.6)%

(8,610)	Commerce Bancshares Inc.			(471,914)

	Beverages – (3.0)%

(13,328)	Brown-Forman Corporation			(604,425)

(4,200)	Constellation Brands, Inc., Class A			(634,788)

10	NUVEEN

Shares	Description (1)	Value

	Beverages (continued)

(6,000)	Molson Coors Brewing Company, Class B	$(588,180)

(15,300)	Monster Beverage Corporation, (2)	(684,675)
	Total Beverages	(2,512,068)

	Biotechnology – (1.8)%

(4,100)	Intercept Pharmaceuticals Incorporated, (2)	(414,592)

(14,700)	Intrexon Corporation, (2)	(428,946)

(61,600)	Opko Health Inc., (2)	(640,024)
	Total Biotechnology	(1,483,562)

	Building Products – (0.8)%

(16,700)	Armstrong World Industries Inc., (2)	(696,390)

	Capital Markets – (0.5)%

(10,700)	Interactive Brokers Group, Inc.	(392,904)

	Chemicals – (4.8)%

(24,100)	CF Industries Holdings, Inc.	(697,454)

(9,200)	E.I. Du Pont de Nemours and Company	(677,212)

(1,600)	NewMarket Corporation	(669,456)

(5,700)	Praxair, Inc.	(685,710)

(6,600)	Scotts Miracle Gro Company	(602,382)

(9,900)	WR Grace & Company	(646,074)
	Total Chemicals	(3,978,288)

	Commercial Services & Supplies – (0.7)%

(19,000)	Rollins Inc.	(610,470)

	Consumer Finance – (0.9)%

(35,600)	OneMain Holdings Inc., (2)	(725,172)

	Containers & Packaging – (0.7)%

(8,300)	Ball Corporation	(622,998)

	Electric Utilities – (2.5)%

(18,300)	Alliant Energy Corporation	(657,336)

(6,800)	PG&E Corporation	(399,840)

(13,600)	Southern Company	(636,752)

(7,100)	Westar Energy Inc.	(404,416)
	Total Electric Utilities	(2,098,344)

	Electrical Equipment – (0.8)%

(2,500)	Acuity Brands Inc.	(628,525)

	Electronic Equipment, Instruments & Components – (0.8)%

(23,500)	National Instruments Corporation	(692,545)

NUVEEN	11

Nuveen Equity Long/Short Fund (continued)

Portfolio of Investments	November 30, 2016 (Unaudited)

Shares	Description (1)	Value

	Energy Equipment & Services – (2.4)%

(12,600)	Halliburton Company	$(668,934)

(7,500)	Schlumberger Limited	(630,375)

(136,700)	Weatherford International PLC, (2)	(698,537)
	Total Energy Equipment & Services	(1,997,846)

	Equity Real Estate Investment Trusts – (2.3)%

(2,100)	Federal Realty Investment Trust	(294,882)

(6,700)	National Retail Properties, Inc.	(285,956)

(5,500)	Realty Income Corporation	(304,920)

(4,300)	Regency Centers Corporation	(287,412)

(22,700)	Weyerhaeuser Company	(699,841)
	Total Equity Real Estate Investment Trusts	(1,873,011)

	Food Products – (2.1)%

(18,700)	Hormel Foods Corporation	(640,288)

(7,200)	McCormick & Company, Incorporated	(656,640)

(6,500)	Treehouse Foods Inc., (2)	(450,580)
	Total Food Products	(1,747,508)

	Gas Utilities – (0.8)%

(9,100)	Atmos Energy Corporation	(647,192)

	Health Care Equipment & Supplies – (2.3)%

(11,000)	DENTSPLY SIRONA Inc.	(639,980)

(9,900)	DexCom, Inc., (2)	(646,371)

(8,000)	West Pharmaceutical Services Inc.	(649,200)
	Total Health Care Equipment & Supplies	(1,935,551)

	Health Care Providers & Services – (0.8)%

(16,900)	Acadia Healthcare Company Inc., (2)	(642,369)

	Hotels, Restaurants & Leisure – (2.4)%

(1,700)	Chipotle Mexican Grill, (2)	(673,761)

(12,200)	Choice Hotels International, Inc.	(627,690)

(8,500)	Royal Caribbean Cruises Limited	(688,245)
	Total Hotels, Restaurants & Leisure	(1,989,696)

	Household Durables – (2.7)%

(19,300)	CalAtlantic Group Inc.	(644,427)

(15,200)	Lennar Corporation, Class A	(646,608)

(1,600)	Mohawk Industries Inc., (2)	(315,904)

(13,600)	Newell Brands Inc.	(639,336)
	Total Household Durables	(2,246,275)

	Household Products – (0.8)%

(5,400)	Clorox Company	(624,024)

12	NUVEEN

Shares	Description (1)	Value

	Industrial Conglomerates – (0.4)%

(2,800)	Honeywell International Inc.	$(319,032)

	Insurance – (3.1)%

(5,400)	Ace Limited	(691,200)

(6,000)	American Financial Group Inc.	(493,380)

(6,200)	Erie Indemnity Company	(664,454)

(12,100)	Mercury General Corporation	(706,640)
	Total Insurance	(2,555,674)

	Internet & Direct Marketing Retail – (2.4)%

(34,100)	Liberty Interactive Corporation, Class A Shares, (2)	(706,211)

(17,000)	Liberty Ventures, (2)	(663,340)

(5,600)	NetFlix.com Inc., (2)	(655,200)
	Total Internet & Direct Marketing Retail	(2,024,751)

	Internet Software & Services – (1.4)%

(58,600)	Pandora Media, Inc., (2)	(680,932)

(13,000)	Zillow Group, Inc., (2)	(466,960)
	Total Internet Software & Services	(1,147,892)

	Leisure Products – (0.8)%

(20,400)	Mattel, Inc.	(644,028)

	Machinery – (0.8)%

(4,000)	Snap-on Incorporated	(668,800)

	Media – (0.7)%

(2,200)	Charter Communications, Inc., Class A, (2)	(605,682)

	Metals & Mining – (1.5)%

(8,800)	Compass Minerals International, Inc.	(682,440)

(18,100)	Southern Copper Corporation	(594,223)
	Total Metals & Mining	(1,276,663)

	Multi-Utilities – (1.6)%

(9,200)	Consolidated Edison, Inc.	(641,884)

(9,200)	Dominion Resources, Inc.	(674,268)
	Total Multi-Utilities	(1,316,152)

	Oil, Gas & Consumable Fuels – (7.8)%

(6,200)	Anadarko Petroleum Corporation	(428,730)

(15,600)	Cheniere Energy Inc., (2)	(637,416)

(4,400)	Chevron Corporation	(490,864)

(4,800)	Cimarex Energy Company	(661,824)

(10,000)	ConocoPhillips	(485,200)

(15,100)	Devon Energy Corporation	(729,783)

(7,000)	EOG Resources, Inc.	(717,640)

NUVEEN	13

Nuveen Equity Long/Short Fund (continued)

Portfolio of Investments	November 30, 2016 (Unaudited)

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

(6,300)	Exxon Mobil Corporation	$(549,990)

(19,000)	Golar LNG, Limited	(463,600)

(9,900)	Occidental Petroleum Corporation	(706,464)

(16,800)	Range Resources Corporation	(591,024)
	Total Oil, Gas & Consumable Fuels	(6,462,535)

	Personal Products – (0.7)%

(32,700)	Coty Inc., Class A	(611,817)

	Pharmaceuticals – (1.5)%

(10,800)	Bristol-Myers Squibb Company	(609,552)

(17,200)	Mylan NV, (2)	(629,692)
	Total Pharmaceuticals	(1,239,244)

	Professional Services – (0.8)%

(5,700)	Equifax Inc.	(652,365)

	Semiconductors & Semiconductor Equipment – (2.5)%

(3,800)	Broadcom Limited	(647,862)

(12,000)	First Solar Inc., (2)	(363,840)

(10,400)	Microchip Technology Incorporated	(688,272)

(59,000)	SunPower Corporation, (2)	(398,840)
	Total Semiconductors & Semiconductor Equipment	(2,098,814)

	Software – (5.1)%

(51,700)	FireEye Inc., (2)	(663,828)

(8,500)	Salesforce.com, Inc., (2)	(612,000)

(7,300)	ServiceNow Inc., (2)	(606,995)

(20,500)	SS&C Technologies Holdings Inc.	(615,205)

(4,300)	Tyler Technologies Inc., (2)	(640,270)

(2,500)	Ultimate Software Group, Inc., (2)	(512,325)

(215,000)	Zynga Inc., (2)	(614,900)
	Total Software	(4,265,523)

	Specialty Retail – (3.8)%

(3,500)	Advance Auto Parts, Inc.	(594,020)

(10,100)	CarMax, Inc., (2)	(583,679)

(7,400)	Signet Jewelers Limited	(675,546)

(8,800)	Tiffany & Co.	(725,824)

(7,700)	Tractor Supply Company	(578,039)
	Total Specialty Retail	(3,157,108)

	Textiles, Apparel & Luxury Goods – (2.1)%

(19,500)	Hanesbrands Inc.	(452,985)

(31,100)	Skechers USA Inc., (2)	(708,458)

14	NUVEEN

Shares	Description (1)	Value

	Textiles, Apparel & Luxury Goods (continued)

(18,900)	Under Armour, Inc., (2)	$(582,120)
	Total Textiles, Apparel & Luxury Goods	(1,743,563)

	Thrifts & Mortgage Finance – (0.9)%

(45,500)	New York Community Bancorp Inc.	(727,090)

	Tobacco – (0.3)%

(5,100)	Reynolds American Inc.	(275,910)

	Trading Companies & Distributors – (0.8)%

(14,700)	Fastenal Company	(696,780)

	Water Utilities – (0.8)%

(21,600)	Aqua America Inc.	(642,168)
	Total Common Stocks Sold Short (proceeds $64,650,120)	(65,010,177)
	Other Assets Less Liabilities – 25.2%	20,934,553
	Net Assets – 100%	$83,084,208

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$126,843,717	$—	$ —	$126,843,717
Short-Term Investments:
Repurchase Agreements	—	316,115	—	316,115
Common Stocks Sold Short	(65,010,177)	—	—	(65,010,177)
Total	$61,833,540	$316,115	$ —	$62,149,655

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

NUVEEN	15

Nuveen Equity Long/Short Fund (continued)

Portfolio of Investments	November 30, 2016 (Unaudited)

As of November 30, 2016, the cost of investments (excluding common stocks sold short) was $112,904,280.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding common stocks sold short) as of November 30, 2016, were as follows:

Gross unrealized:
Appreciation	$16,751,818
Depreciation	(2,496,266)
Net unrealized appreciation (depreciation) of investments	$14,255,552

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common Stocks Sold Short. As of the end of the reporting period, long-term investments with a value of $66,448,808 have been pledged as collateral for Common Stocks Sold Short.

REIT	Real Estate Investments Trust

16	NUVEEN

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: January 27, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: January 27, 2017